Offerings	Jul. 30, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(note 1a) A presently indeterminate number, principal amount or aggregate initial offering price of debt securities, shares of preferred stock, depositary shares, shares of common stock, stock purchase contracts, stock purchase units and warrants as may be issued from time to time at indeterminate prices is being registered hereunder. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. Securities registered hereunder may be issuable upon conversion, exchange or exercise of any securities registered hereunder or that are represented by depositary shares, to the extent any such securities are by their terms, convertible into, or exchangeable or exercisable for, such securities, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (note 1b) In accordance with Rules 456(b) and 457(r), the registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	(see note 1a) (see note 1b)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(see note 1a) (see note 1b) (note 3b) In the event that the registrant elects to offer to the public fractional interests in shares of preferred stock registered hereunder, depositary shares, evidenced by depositary receipts, issued pursuant to a deposit agreement, will be distributed to those persons purchasing such fractional interests, and the shares of preferred stock will be issued to the depositary under any such agreement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.66 2/3 par value
Fee Rate	0.01381%
Offering Note	(see note 1a) (see note 1b)
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	(see note 1a) (see note 1b) (note 4d) Each stock purchase contract will be issued under a purchase agreement and will obligate holders to purchase from or sell to the registrant, and obligate the registrant to sell to or purchase from the holders, a specified number of shares of common stock, preferred stock, depositary shares or other securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering Note	(see note 1a) (see note 1b) (note 6a) Each stock purchase unit will be issued under a unit agreement or indenture and will represent an interest in one or more stock purchase contracts and beneficial interests in debt securities or any other securities, in any combination, which may or may not be separable from one another.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(see note 1a) (see note 1b)